Inventory (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following:

(in thousands)	September 30, 2023	June 30, 2023
Bulk wine, spirits and cider	$78,873	$84,602
Bottled wine, spirits and cider	105,870	100,075
Bottling and packaging supplies	13,455	15,690
Nonwine inventory	1,204	996
Total inventories	$199,402	$201,363

Inventory consists of the following:

(in thousands)	June 30, 2023	June 30, 2022
Bulk wine, spirits and cider	$84,602	$88,978
Bottled wine, spirits and cider	100,075	86,785
Bottling and packaging supplies	15,690	16,328
Nonwine inventory	996	831
Total inventories	$201,363	$192,922